INCOME TAXES - Deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	€ (680)	€ (852)
Lease obligations on right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	777	649
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	39	348
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(681)	(852)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(776)	(649)
Convertible debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		€ (348)
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ (39)